Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory
Inventory

5.              Inventory

Inventory consisted of the following:

	As of
	September 30,	December 31,
	2014	2013
	(In thousands)
Finished goods	$280,369	$299,975
Raw materials	159,210	102,563
Work-in-process	88,237	110,108
Total	$527,816	$512,646

5.     Inventory

Inventory consisted of the following:

	As of December 31,
	2013	2012
	(In thousands)
Finished goods	$299,975	$259,274
Raw materials	102,563	122,758
Work-in-process	110,108	82,361
Total (1)	$512,646	$464,393

(1)         The increase in inventory as of December 31, 2013 primarily related to an increase in Hopper® and Joey® set-top boxes and broadband equipment.